Note 11 - Subsequent Event	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
11.	Subsequent event

In
May 2018,
the Company entered into various agreements with certain
third
party investors to issue
739,095
ordinary shares of the Company for an aggregate cash consideration of
$20,000
or
$27.06
per ordinary share.